Impairment Charges and Reversals - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decline of natural gas price			(13.00%)
Description of key assumptions in determining fair value less costs of disposal			As at June 30, 2019, the recoverable amounts (Level 3) of Cenovus’s upstream CGUs were determined based on fair value less costs of disposal or an evaluation of comparable asset transactions. Key assumptions in the determination of future cash flows from reserves include crude oil and natural gas prices, costs to develop and the discount rate.
Discounted future cash flows, inflation rate	2.00%	2.00%	2.00%	2.00%
Goodwill impairments				$ 0
Exploration Expense	$ 4	$ 4	$ 9	6
E&E Asset [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense			9
Oil Sands Segment [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense	$ 4	$ 4	9	6
Oil Sands Segment [Member] | E&E Asset [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense			9	6
Oil Sands Segment [Member] | Property, Plant and Equipment [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses			17	$ 7
Corporate and Eliminations [Member] | Property, Plant and Equipment [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses			$ 8
Bottom of Range [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Discounted future cash flows, discount rate	10.00%	10.00%	10.00%	10.00%
Top of Range [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Discounted future cash flows, discount rate	15.00%	15.00%	15.00%	15.00%
CGUs [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Goodwill impairments			$ 0	$ 0
Clearwater CGU [Member] | Deep Basin [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses					$ 100
Impairment recoverable value					$ 322